Cover	Aug. 01, 2023
Cover [Abstract]
Entity Registrant Name	CRONA CORP.
Entity Central Index Key	0001696411
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 01, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity File Number	333-216180
Entity Tax Identification Number	35-2574778
Entity Address Address Line 1	304 South Jones Blvd. #7356
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89107
City Area Code	888
Local Phone Number	998-1888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CCCP